Related Parties Balances and Transactions	6 Months Ended
Sep. 30, 2023
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 14 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Philectronics	536	560
Mr. Yu	48	58

	584	618

(2)	Due to related parties

	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB

Mr. Bao	4,779	9,893
Grandsky Phoenix Limited	239	27,619
	5,018	37,512

(1)	On April 1, 2023, The Company entered into a loan agreement with Grandsky Phoenix Limited to borrow USD3.5 million, with a term of one year. The loan is interest free and will be due by March 31, 2024.